Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Revenues
Total revenues		$ 197,109,755	$ 114,620,785
Cost of revenues		(191,769,911)	(112,551,139)
Gross profit		5,339,844	2,069,646
Operating expenses
Selling and marketing		(288,913)	(478,825)
General and administrative		(3,139,962)	(1,406,391)
Total operating expenses		(3,428,875)	(1,885,216)
Income from operations		1,910,969	184,430
Other income
Interest (expense) income, net		(142,575)	7,826
Other income		123,019	6,221
Total other income, net		(19,556)	14,047
Income before income tax		1,891,413	198,477
Income tax expense		(513,209)	(107,490)
Net income		1,378,204	90,987
Other comprehensive income
Foreign currency translation adjustments		(265)	147
Total comprehensive income		$ 1,377,939	$ 91,134
Common Class A [Member]
Earnings per share
Basic	[1]	$ 0.04	$ 0.01
Diluted	[1]	$ 0.04	$ 0.01
Weighted average shares outstanding used in calculating basic and diluted earnings per share
Basic		9,815,000	9,543,398
Diluted		9,815,000	9,543,398
Common Class B [Member]
Earnings per share
Basic	[1]	$ 0.04	$ 0.01
Diluted	[1]	$ 0.04	$ 0.01
Weighted average shares outstanding used in calculating basic and diluted earnings per share
Basic		22,650,000	22,650,000
Diluted		22,650,000	22,650,000
Sale of Marine Fuels [Member]
Revenues
Total revenues		$ 196,654,955	$ 114,618,812
Cargo and Freight [Member]
Revenues
Total revenues		447,000
Brokerage Commissions [Member]
Revenues
Total revenues		$ 7,800	$ 1,973

[1]	Class B ordinary shares that convertible to Class A ordinary were evaluated that conversion had no dilutive impact on Class A earnings per share.